LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

February 27, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)
1933 Act File No. 002-88912
1940 Act File No. 811-03942

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the U.S. Securities and Exchange Commission is Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of adding Lord Abbett Short Duration High Yield Municipal Bond Fund (the “New Fund”) as a new series of the Registrant. The New Fund’s investment parameters, share class structure, and other features are substantially similar to those of the existing Lord Abbett High Yield Municipal Bond Fund.

Before the designated effective date of May 15, 2015, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Sincerely,

/s/ Brooke A. Fapohunda
Brooke A. Fapohunda
Assistant General Counsel
Lord, Abbett & Co. LLC